Supplement to the currently effective Statement of Additional Information for the listed fund:

DWS RREEF Global Real Estate Securities Fund
--------------------------------------------

The following information supplements disclosure in the "Management of the Fund" section of the above Fund's current Statement of Additional Information in connection with the addition of John Vojticek to the Fund's portfolio management team.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of November 30, 2006 for Robertson and Vojticek and as of December 31, 2006 for Ekins, Hammond, Klauditz and Leung.

                                Dollar Range of           Dollar Range of All
Name of Portfolio Manager      Fund Shares Owned         DWS Fund Shares Owned
-------------------------      -----------------         ---------------------

John F. Robertson                     $0                  $500,001-$1,000,000
Daniel Ekins                          $0                          $0
John Hammond                          $0                          $0
Kurt Klauditz                         $0                          $0
William Leung                         $0                          $0
John Vojticek                         $0                      $1-$10,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisors or their affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of November 30, 2006 for Robertson and Vojticek and as of December 31, 2006 for Ekins, Hammond, Klauditz and Leung.



                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

Other SEC Registered Investment Companies Managed:

                                                                                   Number of
                                                                              Investment Company
                                                           Total Assets of       Accounts with      Total Assets of
                                Number of Registered         Registered       Performance-Based    Performance-Based
Name of Portfolio Manager       Investment Companies    Investment Companies          Fee            Fee Accounts
-------------------------       --------------------    --------------------          ---            ------------

John F. Robertson                         7                 $4,619,000,000            $0                  $0
Daniel Ekins                              2                    $91,379,898            $0                  $0
John Hammond                              2                   $194,400,000            $0                  $0
Kurt Klauditz                             2                   $194,400,000            $0                  $0
William Leung                             2                   $233,000,000            $0                  $0
John Vojticek                             7                 $4,098,000,000            $0                  $0

Other Pooled Investment Vehicles Managed:


                                                                               Number of Pooled
                                                                              Investment Vehicle
                                                           Total Assets of       Accounts with      Total Assets of
                                  Number of Pooled        Pooled Investment   Performance-Based    Performance-Based
Name of Portfolio Manager       Investment Vehicles           Vehicles                Fee            Fee Accounts
-------------------------       -------------------           --------                ---            ------------

John F. Robertson                          8                 $1,009,000,000           3                $205,340,000
Daniel Ekins                               7                   $985,217,091           0                          $0
John Hammond                               7                   $274,300,000           2                 $92,000,000
Kurt Klauditz                              1                    $60,300,000           0                          $0
William Leung                              0                             $0           0                          $0
John Vojticek                              8                 $1,009,000,000           3                $205,340,000

Other Accounts Managed:

                                                                                Number of Other
                                                                                 Accounts with      Total Assets of
                                                           Total Assets of    Performance-Based    Performance-Based
Name of Portfolio Manager     Number of Other Accounts     Other Accounts             Fee            Fee Accounts
-------------------------     ------------------------     --------------             ---            ------------

John F. Robertson                       47                 $6,080,000,000             2                $626,522,000
Daniel Ekins                             6                 $1,020,256,371             0                          $0
John Hammond                             4                   $160,300,000             1                 $78,000,000
Kurt Klauditz                            3                   $121,000,000             1                 $78,300,000
William Leung                            2                    $44,000,000             0                          $0
John Vojticek                           47                 $6,080,000,000             2                $626,552,000



January 23, 2007